                                                  File Nos. 333-22467, 811-08073


    As filed with the Securities and Exchange Commission on November 25, 1997


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          Registration Statement Under the Securities Act of 1933            [_]
                       Pre-Effective Amendment No. 1                         [X]

                      Post-Effective Amendment No. ____                      [_]
                                      and

       Registration Statement Under the Investment Company Act of 1940       [_]
                               Amendment No. 1                               [X]

                       (Check appropriate box or boxes.)

                    ______________________________________

                       STATE FARM VARIABLE PRODUCT TRUST
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                (309) 766-2029
            (Registrant's Exact Name, Address and Telephone Number)

                           Patricia L. Dysart, Esq.
                       State Farm Life Insurance Company
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                    (Name and Address of Agent for Service)

                                   Copy to:

                             Stephen E. Roth, Esq.

                       Sutherland, Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D. C. 20004-2404

                 Approximate Date of Proposed Public Offering:
   As soon as practicable after effectiveness of the Registration Statement.
                 ____________________________________________

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite amount of securities is being registered under the
                            Securities Act of 1933.

                 ____________________________________________

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT
   SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE
    SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A),
                               SHALL DETERMINE.

                             CROSS REFERENCE SHEET
           Pursuant to Rule 481(a) under the Securities Act of 1933

             Showing Location of Information Required by Form N-1A
                in Part A (Prospectus) and Part B (Statement of
             Additional Information) of the Registration Statement

       __________________________________________________________________

                                                               Caption(s) in the Statement
     Item of Form N-1A      Caption(s) in the Prospectus       of Additional Information
     -----------------      ------------------------           -------------------------
                 PART A: INFORMATION REQUIRED IN A PROSPECTUS

1.     Cover Page                Cover page

2.     Synopsis                  N/A

3.     Condensed Financial       N/A
       Information

4.     General Description of    About the Trust
       Registrant

5.     Management of the Fund    Management of the Trust;
                                 Investment Objectives and
                                 Policies; Investment
                                 Techniques

5A.    Management's              N/A
       Discussion of Fund
       Performance

6.     Capital Stock and Other   Additional Information --
       Securities                About the Shares

7.     Purchase of Securities    Offering, Purchase and
       Being Offered             Redemption of Shares

8.     Redemption or             Offering, Purchase and
       Repurchase                Redemption of Shares

9.     Pending Legal             Additional Information --
       Proceedings               Legal Matters

    PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

10.    Cover Page                                                Cover Page

11.    Table of Contents                                         Table of Contents

12.    General Information and                                   N/A
       History

13.    Investment Objectives                                     Investment Techniques and
       Policies                                                  Restrictions

14.    Management of the Fund                                    Management of the Trust

15.    Control Persons and                                       Additional Information -- Shares
       Principal Holders of
       Securities

                                                                            Caption(s) in the Statement
     Item of Form N-1A              Caption(s) in the Prospectus            of Additional Information
     -----------------              ----------------------------            -------------------------

16.     Investment Advisory and                                             Management of the Trust --
        Other Services                                                      Investment Advisory Agreements;
                                                                            Additional Information -- Service
                                                                            Providers

17.     Brokerage Allocation        Portfolio Brokerage                     Portfolio Transactions and
        Other Practices                                                     Brokerage

18.     Capital Stock and Other                                             Additional Information -- Shares
        Securities

19.     Purchase, Redemption                                                Determination of Net Asset Value;
        and Pricing of Securities                                           Redemption of Shares
        Being Offered

20.     Tax Status                  Dividends, Distributions and Taxes
                                    -- Taxes

21.     Underwriters                                                        Additional Information -- Service
                                                                            Providers

22.     Calculation of                                                      Performance Information
        Performance Data

23.     Financial Statements                                                Audited Financial Statements

                           PART C: OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this registration statement.

                       STATE FARM VARIABLE PRODUCT TRUST
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                (309) 766-2029

                                  PROSPECTUS
                                ________, 1997

State Farm Variable Product Trust is an investment company consisting of six separate investment portfolios or funds (the "Funds"), each of which has different investment objectives.

The MONEY MARKET FUND seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. This Fund will attempt to maintain a stable net asset value of $1.00 per share, BUT THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The LARGE CAP EQUITY INDEX FUND seeks to match the performance of the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500"). This Fund will pursue its objective by investing primarily on a capitalization-weighted basis in the securities comprising the index.

The SMALL CAP EQUITY INDEX FUND seeks to match the performance of the Russell 2000 Small Stock Index (the "Russell 2000"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.


The INTERNATIONAL EQUITY INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australia and Far East Free Index (the "EAFE Free"). This Fund will pursue its objective by investing primarily in a representative sample of stocks found in the index.

The BOND FUND seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in high quality debt securities.

The STOCK AND BOND BALANCED FUND seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in the Trust's Large Cap Equity Index Fund and Bond Fund.

These Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company.

This prospectus provides vital information about the Trust. For your own benefit and protection, you should read it thoroughly before investing and keep it on hand for future reference. A Statement of Additional Information containing additional information about the Trust has been filed with the Securities and Exchange Commission, and may be obtained without charge by sending a written request to the Trust at the above address or calling the telephone number shown. The Statement of Additional Information is considered part of this prospectus, and is incorporated herein by reference.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES & EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

ABOUT THE TRUST..........................................................

INVESTMENT OBJECTIVES AND POLICIES.......................................
     The Money Market Fund...............................................
     The Equity Index Funds..............................................
     The Bond Fund.......................................................
     The Stock and Bond Balanced Fund....................................

INVESTMENT TECHNIQUES....................................................
     Loans of Portfolio Securities.......................................
     Short-term Money Market Instruments.................................
     Foreign Investments.................................................
          Foreign Investments Generally..................................
          Investments in ADRs, EDRs and GDRs.............................
     Stock Index Futures Contracts and Options on Such Contracts.........
     Restricted Securities And Illiquid Investments......................
     Borrowing...........................................................
     Investments in Securities of Small Capitalization Issuers...........
     Investments in Other Investment Companies...........................

PERFORMANCE INFORMATION..................................................

DETERMINATION OF NET ASSET VALUE.........................................

OFFERING, PURCHASE AND REDEMPTION OF SHARES..............................

DIVIDENDS, DISTRIBUTIONS AND TAXES.......................................
     Dividends And Distributions.........................................
     Taxes...............................................................
          General Tax Information........................................
          Taxation of Foreign Investments................................
          Additional Tax Considerations..................................

MANAGEMENT OF THE TRUST..................................................
     Board of Trustees...................................................
     Investment Adviser..................................................
     Investment Sub-adviser..............................................
     The Bond Fund and the Stock and Bond Balanced Fund Managers.........

ADDITIONAL INFORMATION...................................................
     About The Shares....................................................
     Contract Owner Voting Rights........................................
     Annual and Semi-annual Reports......................................
     Service Providers...................................................
     Legal Matters.......................................................

                       STATE FARM VARIABLE PRODUCT TRUST

                                ABOUT THE TRUST

State Farm Variable Product Trust (the "Trust") is an open-end management investment company organized as a business trust under the laws of the State of Delaware on February 21, 1997. The Trust consists of six separate investment portfolios (the "Funds" or a "Fund"), each of which is, in effect, a separate mutual fund. The Trust issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. By investing in a Fund, you become entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. Likewise, you share pro-rata in any losses of that Fund.

Pursuant to investment advisory agreements and subject to the authority of the Trust's Board of Trustees, State Farm Investment Management Corp. ("SFIM") serves as the Trust's investment adviser and conducts the business and affairs of the Trust. SFIM has engaged Barclays Global Fund Advisors ("BGFA") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds. (The term "investment adviser" in this prospectus may mean either SFIM or BGFA, as appropriate.)

The Trust currently offers the shares of each Fund to separate accounts of State Farm Life Insurance Company as funding vehicles for certain variable annuity and life insurance contracts (the "Contracts") issued by State Farm Life Insurance Company through such separate accounts. The Trust also intends to offer shares of each Fund to separate accounts of State Farm Life and Accident Assurance Company as funding vehicles for certain variable annuity and life insurance contracts issued by State Farm Life and Accident Assurance Company through such separate accounts. (State Farm Life Insurance Company and State Farm Life and Accident Assurance Company are collectively referred to herein as "State Farm"; the variable annuity and variable life insurance contracts issued by State Farm are collectively referred to herein as the "Contracts"; and the State Farm separate accounts are collectively referred to as the "Accounts"). The Trust does not offer its shares directly to the general public. The Accounts, like the Trust, are registered as investment companies with the SEC and separate prospectuses, one of which accompanies this prospectus, describe each Account and the Contract being offered through that Account. The Trust may, in the future, offer its shares to other registered and unregistered separate accounts of State Farm and its affiliates supporting other variable annuity or variable life insurance contracts and, subject to obtaining required regulatory approvals, to qualified pension and retirement plans.

                      INVESTMENT OBJECTIVES AND POLICIES

Each Fund has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. THERE CAN BE NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR OBJECTIVES. You should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions. The Bond Fund and Stock and Bond Balanced Fund are also subject to the risk inherent in the ability of the Fund's investment adviser to make changes in the composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds.

In addition to these general risks, the different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. With respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt instruments, there exists the risk that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing current interest rates. Moreover, foreign investments and investments in small capitalization issuers entail special additional risks. For a more detailed explanation of the risks associated with and a definition of "foreign investments," see "Foreign Investments" in this prospectus and the statement of additional information ("SAI").

Certain types of investments and investment techniques common to one or more Funds are described in greater detail, including the risks of each, under "Investment Techniques" in this prospectus and in the SAI.

The investment objective or objectives of each Fund are fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the series related to that Fund. Certain investment restrictions also are fundamental and cannot be changed without shareholder approval. In contrast, certain other investment restrictions as well as the investment policies and techniques of each Fund are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These investment objectives, restrictions, policies and techniques are described below and in more detail in the SAI.

THE MONEY MARKET FUND

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in the following high quality money market instruments:

     1. U.S. Government securities (as defined in the SAI) and related custody receipts;

     2. obligations issued or guaranteed by U.S. banks (including certificates of deposit, bank notes, loan participation interests, commercial paper, unsecured promissory notes, time deposits, and bankers' acceptances) that have more than $1 billion in total assets at the time of purchase as well as debt obligations of U.S. subsidiaries of such banks and, certificates of deposit and promissory notes issued by Canadian affiliates of such banks, provided that such obligations are guaranteed as to principal and interest by such banks;

     3. commercial paper (unsecured promissory notes including variable amount master demand notes) issued or guaranteed by U.S. corporations or other entities that are, at the time of purchase, rated in the two highest rating categories for short-term debt obligations of at least one nationally recognized statistical rating organization
          ("NRSRO");

     4. asset-backed securities (including interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables);

     5. other short-term obligations issued or guaranteed by U.S. corporations, state and municipal governments or other entities;

     6. unrated notes, paper, obligations or other instruments that SFIM determines to be of comparable high quality; and

     7. repurchase agreements with banks and government securities dealers that are recognized as primary dealers by the Federal Reserve System, provided that:

          (a) at the time that the repurchase agreement is entered into, and throughout the duration of the agreement, the collateral has a market value at least equal to the value of the repurchase agreement; and

          (b) the collateral consists of U.S. Government securities or instruments that are rated in the highest rating category by the requisite NRSROs (as defined below).

The Money Market Fund may acquire any of the above securities on a forward commitment or when-issued basis, and may lend portfolio securities and invest in other investment companies. See "Investment Techniques" in this prospectus for more detailed information.

The Money Market Fund will only invest in instruments denominated in U.S. dollars that SFIM, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and meet, at the time of acquisition, certain minimum credit rating requirements described in the SAI.

The Money Market Fund will invest at least 95% of its total assets in securities that are rated in the highest category by the requisite NRSROs or unrated securities of comparable investment quality. Of securities not rated in the highest category (or not of comparable quality), the Fund will not invest more than the greater of 1% of its total assets or $1 million in the securities of any single issuer. The Fund is diversified. Except as explained in the SAI, the Fund will not invest more than 5% of its net assets in securities of any single issuer

(except U.S. Government securities or repurchase agreements collateralized by such securities).

All portfolio instruments owned by the Money Market Fund will mature within 13 months or less of the time that they are acquired. The average maturity of the portfolio securities owned by the Fund based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Money Market Fund will invest its available cash in such manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as is reasonably practicable.

See Appendix A to the SAI for additional information on the types of money market instruments in which the Money Market Fund may invest.

NRSROs include S&P, Moody's, Fitch Investors Service, Inc., Duff & Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thompson BankWatch. See Appendix B to the SAI for a description of each NRSRO's rating categories.

THE EQUITY INDEX FUNDS

The Large Cap, Small Cap, and International Equity Index Funds are equity index Funds that invest mostly in stocks, although each may also invest in stock index futures contracts and options on such futures contracts. By investing in a broad range of stocks within a specific index (a "benchmark index"), each of these Funds avoids the risks of individual stock selection and instead, seeks to match the performance of its benchmark index, whether that index goes up or down. These Funds do not have, and will not adopt, a defensive investment strategy in times of generally declining stock prices, and you bear the risk of such a market decline with an investment in any of these Funds.

What is an index? An index is a grouping of securities, such as stocks, bonds or commodities, used to measure and report changes in a particular market. An index may be comprised of many securities and designed to be representative of the overall market, or made up of a smaller number of securities and designed to reflect a particular industry or market sector. The composition and weighting of securities in an index can, and often does, change.

Which indices do these Funds follow? While there are more than a hundred different indices, each of the equity index Funds try to match the performance of a very prominent stock index. Each equity index Fund has the fundamental investment objective of seeking to match the investment return of its benchmark index.

The Large Cap Equity Index Fund's benchmark index is the S&P 500./1/ This Fund will pursue its objective of seeking to match the return of that index by investing primarily on a capitalization-weighted basis in the securities comprising the index, i.e., by purchasing each of the stocks comprising the S&P
                      -----
500 in the same weighted proportions that such stocks have in the index. The S&P 500 tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks.

Like the S&P 500, the Large Cap Equity Index Fund will hold both dividend paying and non-dividend paying common stocks.

The Small Cap Equity Index Fund's benchmark index is the Russell 2000./2/ This Fund will pursue its objective of seeking to match the return of that index by investing primarily in a diversified portfolio of common stocks that will reflect, as a group, the total investment return of that index. The Russell 2000 tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000 Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The Frank Russell Company created the Russell 2000 in the 1980s to give investors an idea of how the stocks of smaller companies generally perform. As of the latest reconstitution of the Russell 2000, the average market capitalization was approximately $421 million, the median market capitalization was approximately $352 million, and the largest company in the index had an approximate market capitalization of $1.0 billion. The stocks comprising the Russell 2000 are updated annually because many of the companies in the index either outgrow the index or fall in value.

___________________________

     /1/The Standard & Poor's Composite Index of 500 Stocks ("S&P 500"). "Standard & Poor's," "S&P," and "S&P 500" are trademarks of Standard & Poor's ("S&P"). S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 which is determined, composed and calculated by S&P without regard to the Trust. S&P has no obligation to take your needs or the needs of the Trust into consideration in determining, composing or calculating the S&P 500. S&P is not responsible for and has not participated in the determination of the prices or composition of the Large Cap Equity Index Fund or the timing of the issuance or sale of the shares of that Fund. The Large Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in this Fund.

     /2/The Russell 2000 Small Stock Index and the Russell 3000 Index are trademarks/service marks of the Frank Russell Trust Company. The Small Cap Equity Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with the Frank Russell Company. The Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

The International Equity Index Fund's benchmark index is the EAFE Free./3/ This Fund will pursue its objective of seeking to match the return of that index by investing primarily in a diversified portfolio of common stocks that will reflect, as a group, the total investment return of that index. The EAFE Free is a diversified index developed by Morgan Stanley Capital International in 1970. As of December 31, 1995, the EAFE Free included the common stocks (or equity securities having investment characteristics of common stocks) of over 1,100 companies. The EAFE Free currently measures the performance of stock markets of Europe (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, and the Far East (Hong Kong, Japan, Malaysia, and Singapore). Unlike MSCI's standard indices, the Free indices take into account local market restrictions on share ownership by foreigners. EAFE Free is meant to reflect actual opportunities for foreign investors in a local market.

Since EAFE Free is an index of international stocks, BGFA may invest up to 100% of the International Equity Index Fund's total assets in foreign stocks (listed and over-the-counter) that comprise the EAFE Free.

How are the index Funds managed? BGFA does not manage the equity index Funds according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, BGFA utilizes a "passive" or indexing investment approach for each equity index Fund, attempting to approximate the investment performance of the appropriate benchmark index through quantitative analytical procedures. Stocks are selected for inclusion in an equity index Fund's portfolio in order to have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the benchmark index taken in its entirety.
________________________

     /3/The Morgan Stanley Capital International Europe, Australia and Far East Free Index ("EAFE Free"). EAFE Free is the property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). Morgan Stanley Capital International ("MSCI") is a service mark of Morgan Stanley and has been licensed for use by the Trust. The International Equity Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the International Equity Index Fund or any member of the public regarding the advisability of investing in securities generally or in the shares of the International Equity Index Fund particularly or the ability of EAFE Free to track general stock market performance. EAFE Free is determined, composed and calculated without regard to the International Equity Index Fund or the Trust, and Morgan Stanley does not have any obligation to take the needs of the issuer of the International Equity Index Fund or the Trust into consideration in determining, composing, calculating, or disseminating, the EAFE Free index.

Each equity index Fund will attempt to remain as fully invested as practicable in a pool of equity securities the performance of which is expected to approximate the performance of its benchmark index taken in its entirety. An equity index Fund will normally invest at least 90% of its total assets in stocks that are represented in its benchmark index and will at all times invest a substantial portion of its total assets in such stocks.

Do the index Funds hold every stock in their indices? The Large Cap Equity Index Fund will generally hold every stock in the S&P 500. However, each of the Small Cap and International Equity Index Funds generally will not hold all of the issues that comprise its benchmark index, due in part to the costs involved and, in certain instances, the potential illiquidity of certain securities. Instead, the Small Cap Equity Index Fund will attempt to hold a representative sample of the securities in its benchmark index, which will be selected by BGFA utilizing quantitative analytical models in a technique known as "portfolio sampling." Under this technique, each stock is considered for inclusion in the Fund based on its contribution to certain capitalization, industry and fundamental investment characteristics. The International Equity Index Fund will hold securities which will be selected by BGFA utilizing a quantitative model known as minimum variance optimization. Under this technique, stocks are selected for inclusion if the fundamental investment characteristics of the security reduce the portfolio's predicted tracking error against the benchmark index. BGFA will seek to construct the portfolio of each of the Small Cap and International Equity Index Funds so that, in the aggregate, its capitalization, industry and fundamental investment characteristics perform like those of its benchmark index. Over time, the portfolio composition of these two Funds may be altered (or "rebalanced") to reflect changes in the characteristics of its benchmark index or with a view to bringing the performance and characteristics of the equity index Fund more in line with that of its benchmark index. Such rebalancings will require the equity index Fund to incur transaction costs and other expenses. Each of the Small Cap and International Equity Index Funds reserves the right to invest in all of the securities in the benchmark index.

What other investments do the index Funds make? An equity index Fund may invest any assets not invested in stocks that are represented in its benchmark index (its "remaining assets") in the same type of short-term high quality debt securities in which the Money Market Fund invests (described above), stock index futures contracts, options on such futures contracts, and/or cash. Such investments may be made to invest uncommitted cash balances and to assist in meeting shareholder redemptions. The International Equity Index Fund may also enter into foreign currency forward and foreign currency futures contracts to facilitate settlements in local markets, in connection with stock index futures positions, and to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes or as a way of protecting against anticipated adverse changes in exchange rates between foreign currencies and the U.S. dollar. A foreign currency forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. An equity index Fund will not invest its remaining assets as part of a temporary defensive strategy to protect against potential stock market declines.

When and why are these futures contracts and options on futures contracts used? An equity index Fund may purchase stock index futures contracts on its benchmark index or a comparable stock index to simulate investment in its benchmark index. This may be done to rapidly gain exposure to the securities comprising its benchmark index in anticipation of purchasing such securities over time, to reduce transaction costs, or to gain exposure to such securities at a lower cost than by making direct investments in the cash market. If an equity index Fund cannot sell a futures contract that it holds, it may write call and buy put options on the contract to effectively close out or offset the contract. The equity index Funds will not use futures contracts or options on futures contracts to leverage net assets. See "Financial Futures Contracts and Options on Such Contracts" in this prospectus for more detailed information.

How closely can an index Fund match the performance of its benchmark index? All three equity index Funds attempt to match the performance of their benchmark indices, although the Trust cannot guarantee that any of the Funds will be able to do so. Due to the use of the portfolio sampling and optimization techniques described above, the Small Cap and International Equity Index Funds are not expected to track their benchmark indicies with the same degree of accuracy as would an investment vehicle that invested in every component security of its benchmark index. BGFA expects that, over time, the "expected tracking error" of an equity index Fund relative to the performance of its benchmark index will be less than 5%. BGFA will monitor the tracking error of each equity index Fund on an ongoing basis and will seek to minimize tracking error to the extent possible. There can be no assurance that any equity index Fund will achieve any particular level of tracking error relative to the performance of the relevant benchmark index. For an explanation of "expected tracking error" and more information on this subject, see the SAI.

What are some of the other risks associated with the index Funds? The Small Cap Equity Index Fund invests in many small U.S. companies, which entail special risks. For a discussion of the risks of investing in small capitalization issuers, see "Investments in Securities of Small Capitalization Issuers," in this prospectus. In addition, the Large Cap Equity Index and International Equity Index Funds may make foreign investments, which may present the potential for certain benefits not generally present in domestic equity investments, but are also subject to special risks. See "Foreign Investments" for a definition of, and more details on the benefits and risks of, foreign investments.

THE BOND FUND

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund will pursue its objective by investing primarily in debt securities rated A or better by Standard & Poor's or A or better by Moody's and in U.S. Government securities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in debt securities that are rated A or better or that are unrated but of equivalent quality.

The Bond Fund generally seeks to maintain a dollar weighted average portfolio duration of less than six years. Duration represents the weighted average maturity of expected cash flows on a debt obligation, discounted to present value. The longer the duration of a debt obligation, the more sensitive its value is to changes in interest rates. Maturity measures only the time final payment is due on a bond or other debt security; it takes no account of the pattern of a security's cash flows over time. In computing the duration of its portfolio, the Bond Fund will have to estimate the duration of debt obligations that are subject to prepayment or redemption by the issuer.

From time to time, up to 20% of the Bond Fund's total assets may be invested in debt securities which are rated lower than A by Standard & Poor's or Moody's or comparable unrated debt securities or in convertible debt securities, convertible preferred stocks and nonconvertible preferred stocks rated within the three highest grades of Standard & Poor's or Moody's applicable to such securities. To the extent that the Bond Fund invests in such securities, the Bond Fund's investment portfolio will be subject to relatively greater risk of loss of income and principal. Securities rated BBB or lower by Standard & Poor's or Baa or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although they can be expected to provide higher yields, such securities may be subject to greater market value fluctuations and greater risk of loss of income and principal than lower-yielding, higher-rated fixed-income securities.

The Bond Fund will not directly purchase common stocks. However, it may retain common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

When appropriate, in SFIM's opinion, based upon prevailing market or economic conditions, the Bond Fund for temporary defensive purposes may invest up to 100% of its total assets in other types of securities, including securities in which the Money Market Fund may invest, or it may retain funds in cash. See the description of the Money Market Fund above and Appendix A to the SAI.

Although, in SFIM's opinion, the risk of loss of principal should be lessened by the quality of the investments in which the Bond Fund will primarily invest, the Bond Fund may be subject to substantial price changes resulting from market yield fluctuations with respect to holdings of longer maturities that typically provide the best yields.

THE STOCK AND BOND BALANCED FUND

The Stock and Bond Balanced Fund seeks long-term growth of capital, balanced with current income. This Fund will pursue its objective by investing primarily in shares of the Trust's Large Cap Equity Index Fund and Bond Fund (collectively, the "underlying Funds").

Under normal circumstances, the Stock and Bond Balanced Fund will attempt to maintain approximately 60% of its net assets in shares of the Large Cap Equity Index Fund and approximately 40% of its net assets in shares of the Bond Fund. The Stock and Bond Balanced Fund will never invest more than 75% of its net assets in either underlying Fund. Though the Stock and Bond

Balanced Fund is not an asset allocation or market timing fund, it will, over time, adjust the amount of its net assets invested in each underlying Fund within the limits prescribed above as economic, market and financial conditions warrant.

The Stock and Bond Balanced Fund may hold a portion of its assets in U.S. Government securities, short-term paper, or may invest in the Money Market Fund to provide flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility. For temporary defensive purposes, the Stock and Bond Balanced Fund may invest without limitation in such securities.

Special Risk Considerations. To the extent that the Stock and Bond Balanced Fund invests in shares of other Funds, the risks associated with those other Funds are also associated with an investment in the Stock and Bond Balanced Fund. Also, since the Stock and Bond Balanced Fund's investments are concentrated in the underlying Funds, the Stock and Bond Balanced Fund's performance is directly related to the performance of the underlying Funds. The investment objectives, restrictions, investment techniques and risks associated with each of the underlying Funds are described elsewhere in this prospectus and in the SAI.

Diversification. The Stock and Bond Balanced Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying Funds themselves are diversified investment companies, and the Stock and Bond Balanced Fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

                             INVESTMENT TECHNIQUES

In pursuing their investment objectives, the Funds may engage in the following investment techniques.

LOANS OF PORTFOLIO SECURITIES

Each Fund may from time to time lend securities it holds to brokers, dealers, and financial institutions, up to a maximum of 33% of the total value of that Fund's assets. Such loans will be secured by collateral in the form of cash or U.S. Treasury securities, which will be maintained in an amount at least equal to the current market value of the loaned securities. Each Fund will continue to receive interest and dividends on the loaned securities during the term of its loans, and, in addition, will receive either a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. Each Fund also will receive any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested during the term of the loan. The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. In order to minimize this risk, each Fund will make loans of securities only to firms determined by its investment adviser (under the supervision of the Board of Trustees) to be creditworthy.

SHORT-TERM MONEY MARKET INSTRUMENTS

All of the Funds may, to varying degrees, invest in short-term money market instruments, including repurchase agreements, and when-issued and delayed-delivery securities. A repurchase agreement is a transaction in which a Fund buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. Each Fund's investment adviser (under the supervision of the Board of Trustees) reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. In the event of the bankruptcy of the other party, the Fund could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs. When-issued and delayed delivery securities are discussed in "Investment Techniques" in the SAI.

FOREIGN INVESTMENTS

Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.

Each of the Large Cap Equity Index and International Equity Index Funds may invest in non-dollar securities and the securities of foreign issuers (collectively, "foreign investments"). These Funds will generally not concentrate their investments in any particular foreign country, except to the extent that the Fund's benchmark index concentrates in such foreign country. The Large Cap Equity Index Fund may invest up to 20% of its total assets in foreign securities. The International Equity Index Fund may invest all of its assets in non-dollar securities and the securities of foreign issuers.

Foreign Investments Generally

Foreign investments may offer potential benefits not available from investments solely in securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Making foreign investments involves significant risks that are not typically associated with investing in securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. For example, a decline in the currency exchange rate may reduce the value of certain portfolio investments. Many foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign securities may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when a portion of the assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability for the Fund.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of portfolios or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

For more information on foreign investments, see "Foreign Investments" in the SAI.

Investments in ADRS, EDRS and GDRS

Many securities of foreign issuers are represented by sponsored or unsponsored American depository receipts ("ADRs"), European depository receipts ("EDRs"), and global depository receipts ("GDRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporate issuers. EDRs and GDRs are receipts issued by non-U.S. financial institutions evidencing arrangements similar to ADRs. Generally, ADRs are in registered form and are designed for trading in U.S. markets while EDRs are in bearer form and are designed for trading in European securities markets. GDRs are issued in either registered or bearer form and are designed for trading on a global basis.

The Large Cap Equity Index Fund may invest in ADRs and the International Equity Index Fund may invest in ADRs, EDRs and GDRs. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Forward Currency Contracts


As described above, the International Equity Index Fund may enter into foreign currency forward and foreign currency futures contracts. Such contracts are subject to special risks. For example, contracts to sell foreign currency could limit any potential gain which might be realized by the Fund if the value of the hedged currency increased. In addition, forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price.

STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON SUCH CONTRACTS


Each equity index Fund may purchase and sell futures contracts on its benchmark stock index or a similar stock index as a way to gain exposure to the securities in the benchmark index or to simulate full investment in the underlying benchmark equities. A stock index futures contract is a contract to buy or sell a specified amount of securities comprising the index to which it relates at a future time for a fixed price.

An equity index Fund may write covered call options and purchase options on futures contracts to offset futures contracts held by the Fund that become illiquid. An option to sell a financial futures contract gives the purchaser thereof the right to sell a position in the underlying futures contract, and, therefore, can serve the same function as selling the futures contract directly. When used to offset a futures contract already owned by a Fund, an option can effectively close out the Fund's position with regard to that futures contract.

The Stock and Bond Balanced Fund may indirectly hold these types of securities by virtue of its investment in the Large Cap Equity Index Fund.

None of the equity index Funds will enter into any financial futures contract or purchase any option thereon, if, immediately thereafter, the total amount of its assets required to be on deposit as margin to secure its obligations under open futures contracts, plus the amount of premiums paid by the Fund for outstanding options to purchase futures contracts, would exceed 5% of the market value of the Fund's total assets.

The use of futures contracts by these Funds entails certain risks, including but not limited to the following: no assurance that futures contract transactions can be offset at favorable prices; possible reduction of a Fund's income due to their use; possible reduction in value of the futures contract; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the futures contract and the securities held in the Fund or the securities comprising the benchmark index; and potential losses in excess of the amount initially invested in the futures contracts themselves. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities. A further discussion of futures contracts and their associated risks is contained in the SAI.

RESTRICTED SECURITIES AND ILLIQUID INVESTMENTS


Each Fund's adviser is responsible for determining the liquidity of investments held by that Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Large Cap Equity Index, Small Cap Equity Index, International Equity Index, and Money Market Funds will each not purchase or otherwise acquire any investment if, as a result, more than 15% (10% in the case of the Money Market Fund) of its net assets (taken at current value) would be invested in instruments that are illiquid, except as described below.

Illiquid investments include most repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and segregated assets used to cover such options), participation interests in loans, and restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933.


The foregoing illiquid security investment restrictions do not apply to purchases of restricted securities eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Trust's Board of Trustees or by a Fund's investment adviser under board-approved procedures. Such guidelines would take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a Fund's holdings of those securities may become illiquid. The foregoing investment restrictions also do not apply to purchases by the International Equity Index Fund of securities of foreign issuers offered and sold outside the United States in reliance upon the exemption from registration provided by Regulation S under the Securities Act of 1933.

BORROWING


From time to time, each Fund may borrow money from a bank or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may also borrow up to an additional 5% of its total assets (including the amount borrowed), but only for temporary purposes (e.g., to facilitate distributions to shareholders or to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by the Fund). Each Fund may also obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

INVESTMENTS IN SECURITIES OF SMALL CAPITALIZATION ISSUERS

The Small Cap and International Equity Index Funds may invest in securities issued by small capitalization companies. Some of these companies often do not have the financial strength needed to do well in difficult times.

Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their stock value may offer greater potential for appreciation.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Fund other than the Stock and Bond Balanced Fund may invest up to 5% of its total assets in the securities of any single investment company and up to 10% of its total assets in the securities of other investment companies in the aggregate. However, no Fund (other than the Stock and Bond Balanced Fund) may hold more than 3% of the total outstanding voting stock of any single investment company.

The Stock and Bond Balanced Fund may invest 100% of its total assets in the securities of other investment companies.

                            PERFORMANCE INFORMATION

From time to time the Trust may publish average annual total return figures for one or more of the Funds in advertisements and communications to shareholders or sales literature. Average annual total return is determined by computing the annual percentage change in value of $1,000 invested for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The average annual total return calculation assumes a complete redemption of the investment at the end of the relevant period.

The Trust also may from time to time publish year-by-year total return, cumulative total return and yield information for the Funds in advertisements, communications to shareholders or sales literature. These may be provided for various specified periods by means of quotations, charts, graphs or schedules. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

In addition, the Trust may from time to time publish performance of its Funds relative to certain performance rankings and indices.

The investment results of the Funds will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what a Fund's performance may be in any future period.

                       DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund is determined as of the time of the close of trading on the New York Stock Exchange, (currently at 4:00 PM, New York City time) on each day when the New York Stock Exchange is open except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Fund will not be calculated on the Friday following Thanksgiving or on December 26, 1997. The net asset value of a Fund is determined by adding the values of all securities, cash and other assets (including accrued but uncollected interest and dividends) of that Fund and subtracting all liabilities (including accrued expenses but excluding capital and surplus). The net asset value of a share is determined by dividing the net asset value of a Fund by the number of outstanding shares of that Fund. Except for the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less other than U.S. Treasury bills, portfolio securities generally will be valued based upon their market value. All of the securities and assets of the Money Market Fund and short-term debt securities having remaining maturities of 60 days or less, other than U.S. Treasury bills, held by any of the other Funds are valued by the amortized cost method, which approximates market value. Expenses, including the investment advisory fee payable to SFIM, are accrued daily.

The net asset value per share of the Stock and Bond Balanced Fund will be based, in part, on the net asset value per share of each of the underlying Funds in which it invests. Thus, while the net asset value per share of the Stock and Bond Balanced Fund will be determined as described above, the pricing of the Stock and Bond Balanced Fund's securities cannot occur until the net asset values per share of the underlying Funds are determined.

                  OFFERING, PURCHASE AND REDEMPTION OF SHARES

Pursuant to an underwriting agreement, SFIM acts without remuneration as the Trust's underwriter in the distribution of the shares of each Fund. See "Investment Adviser" and "Service Providers" in this prospectus for more information.

Shares of the Funds are sold in a continuous offering and are authorized to be offered to the Accounts to support the Contracts. Net purchase payments under the Contracts are placed in one or more subaccounts of the Accounts and the assets of each subaccount are invested in the shares of the Fund corresponding to that subaccount. The Accounts purchase and redeem shares of the Funds for their subaccounts at net asset value without sales or redemption charges.

For each day on which a Fund's net asset value is calculated, the Accounts transmit to the Trust any orders to purchase or redeem shares of the Fund(s) based on the purchase payments, redemption (surrender) requests, and transfer requests from Contract owners, annuitants and beneficiaries that have been processed that day. The Accounts purchase and redeem shares of each Fund at the Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning.

Please refer to the separate prospectuses for the Contracts and the Accounts for a more detailed description of the procedures whereby a Contract owner, annuitant or beneficiary may allocate his or her interest in the Account to a subaccount using the shares of one of the Funds as an underlying investment medium.

In the future, the Trust may offer shares of one or more of the Funds (including new funds that might be added to the Trust) to other registered or unregistered separate accounts of State Farm or its life insurance company affiliates to support variable annuity or variable life insurance contracts (other than the Contracts). Likewise, the Trust may also, in the future and subject to obtaining required regulatory approvals, offer shares of one or more of the Funds directly to qualified pension and retirement plans.

Because shares of the Funds are offered to Accounts supporting variable annuity Contracts and Accounts supporting variable life insurance Contracts, a potential for certain conflicts may exist between the interests of owners of variable annuity Contracts and owners of variable life insurance Contracts. Likewise, in the event that shares of any Fund are offered to qualified pension and retirement plans, a potential for certain conflicts may exist between the interests of variable annuity contract owners, variable life insurance contract owners and plan participants. The Trust does not currently foresee any disadvantage to owners of either variable annuity Contracts or variable life insurance Contracts arising from the fact that shares of any Fund might be held by such entities. The Trust's Board of Trustees, however, will monitor the Funds in order to identify any material irreconcilable conflicts of interest which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

It is the Trust's intention to distribute, as dividends, substantially all of the net investment income, if any, from each of the Funds. All dividends of a Fund are subsequently reinvested in additional shares of that Fund at net asset value, subject to redemption rights discussed above.

The Bond Fund and the Money Market Fund intend to declare dividends from their net investment income every day. Each of these Funds will distribute such dividends quarterly by reinvesting them in additional Fund shares at net asset value.

TAXES

General Tax Information

The Trust intends that each of the Funds will qualify as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986 (the "Code"). If each of the Funds qualifies as a regulated investment company and the Trust distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Trust should have little or no income taxable to it under the Code.

Each Fund of the Trust must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

In order to maintain the qualification of a Fund's status as a regulated investment company, the Trust may, in its business judgment, restrict a Fund's ability to enter into stock index futures contracts or options on such futures contracts or engage in short-term trading and transactions in securities (including stock index futures contracts and options on such futures contracts). For the same reason, the Trust may, in its business judgment, require a Fund to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so.

Each of the Funds also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the Accounts) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the Investment Company Act of 1940, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, e.g., to alter the investment objectives of one or more of the Funds. No such change of investment objectives will take place without notice to the shareholders of an affected Fund, the approval of a majority of the outstanding voting shares, and the approval of the Securities and Exchange Commission, to the extent legally required.

Taxation of Foreign Investments

Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. Shareholders will bear the cost of any foreign tax withholding, but may not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. Federal income taxes and interest charges, and the investment yield of a Fund making such investments will be reduced by these taxes and interest charges. Shareholders will bear the cost of these taxes and interest charges, but will not be able to claim a deduction for these amounts.

Additional Tax Considerations

If a Fund failed to qualify as a regulated investment company, owners of variable life insurance and annuity contracts based on the Fund (1) might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and (2) the Fund might incur additional taxes. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts based on the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Funds' investment advisers and it is intended that each Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's investment adviser might otherwise believe to be desirable.

It is not feasible to comment on all of the federal tax consequences concerning the Funds. Since the shareholders of the Funds are currently limited to the Accounts, no further discussion of those consequences is included herein. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust has a Board of Trustees, the members of which are elected by the shareholders. The Trustees are responsible for the overall management of the Trust and their duties include reviewing the results of each of the Funds, monitoring investment activities and techniques, and receiving and acting upon future plans for the Trust.

It is possible that the interests of the Stock and Bond Balanced Fund could diverge from the interests of one or more of the underlying Funds in which it invests. If such interests were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Trustees and officers fulfill their fiduciary duties to each Fund. The Trustees believe they have structured each Fund to avoid these concerns. However, conceivably, a situation could occur where proper action for the Stock and Bond Balanced Fund could be adverse to the interests of an underlying Fund, or the reverse could occur. If such a possibility arises, the affected Funds' investment adviser(s) and the Trustees and officers of the Trust will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

INVESTMENT ADVISER

Pursuant to an investment advisory and management services agreement with the Trust and subject to the authority of the Trust's Board of Trustees, SFIM serves as the Trust's investment adviser and conducts the business and affairs of the Trust. It is registered under the Investment Advisers Act of 1940 and its principal office is located at One State Farm Plaza, Bloomington, Illinois 61710-0001. SFIM is wholly-owned by State Farm Mutual Automobile Insurance Company ("SFMAIC"). Pursuant to a separate service agreement among SFMAIC, SFIM and the Trust, SFMAIC provides SFIM with certain personnel, services and facilities to enable SFIM to perform its obligations to the Trust.

Since its inception in 1967, SFIM's sole business has been to act as investment adviser, principal underwriter, transfer agent and dividend disbursing agent for the State Farm mutual funds. SFIM also provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other costs of employing all these persons. SFIM furnishes the Trust with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. All expenses incurred in the organization of the Trust or of any new Funds of the Trust, including legal and accounting expenses and certain costs of registering securities of the Trust under federal and state securities laws, are also paid by SFIM.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs, interest on borrowings by the Trust, charges of the custodians and transfer agent, if any, cost of auditing services, non-interested Trustees' fees, all taxes and fees, investment advisory fees (other than subadvisory fees), certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders and contractholders, preparing, printing and mailing proxy statements and shareholder reports to shareholders and contractholders, the cost of paying dividends and capital gains distributions, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust. SFIM reimburses SFMAIC for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC under the separate service agreement. Accordingly, the Trust makes no payment to SFMAIC under the service agreement.

The Trust pays SFIM monthly compensation in the form of an investment advisory fee. The fee is based upon average daily net assets and is accrued daily and paid to SFIM quarterly at the following annual rates for each of the Funds:

     Large Cap Equity Index        .26% of net assets
     Small Cap Equity Index        .40% of net assets
     International Equity Index    .55% of net assets
     Bond                          .50% of net assets
     Money Market                  .40% of net assets
     Stock and Bond Balanced       None

SFIM has agreed not to be paid an investment advisory fee for performing its services for the Stock and Bond Balanced Fund and has agreed to bear any other expenses incurred by the Stock and Bond Balanced Fund. (This expense limitation arrangement is voluntary and may be eliminated by SFIM at any time.) However, SFIM will receive investment advisory fees from managing the underlying Funds in which the Stock and Bond Balanced Fund invests.

With respect to each of the Funds other than the Stock and Bond Balanced Fund and the International Equity Index Fund, SFIM has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .10% of such Fund's average daily net assets. With respect to the International Equity Index Fund, SFIM has agreed to bear the expenses incurred by the Fund, other than the investment advisory fee, that exceed .20% of the Fund's average daily net assets. These expense limitation arrangements are voluntary and may be eliminated by SFIM at any time.

INVESTMENT SUB-ADVISER

SFIM has engaged BGFA as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of April 30, 1997, BGFA and its affiliates provided investment advisory services for over $429 billion of assets.

BGFA determines which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions. For its services, SFIM pays BGFA an investment sub-advisory fee equal to a percentage of the average daily net assets of each index Fund at the rates set forth below less certain credits also described below. The fee is accrued daily and paid to BGFA quarterly. The rates upon which the fee is based are as follows:

   Large Cap Equity Index Fund     .15% of the next $50,000,000 of net assets
   ---------------------------     .10% of the next $50,000,000 of net assets
                                   .08% thereafter


   Small Cap Equity Index Fund     .20% of the next $50,000,000 of net assets
   ---------------------------     .15% of the next $50,000,000 of net assets
                                   .12% thereafter


   International Equity Index Fund .35% of the next $50,000,000 of net assets ------------------------------- .30% of the next $50,000,000 of net assets
                                   .20% thereafter

The quarterly fee payable by SFIM to BGFA with respect to each index Fund will be reduced by certain credits. The fee with respect to the Large Cap Equity, Index Fund and Small Cap Equity Index Fund will be reduced by $875 and $2,875 per quarter, respectively. The fee with respect to the International Equity Index Fund will be reduced by $3,750 per quarter and an additional amount based upon such Fund's international custody charges.

THE BOND FUND AND THE STOCK AND BOND BALANCED FUND MANAGERS

The Bond Fund's portfolio is managed by a team consisting of Kurt Moser and Duncan Funk. The Stock and Bond Balanced Fund's portfolio is managed by a team consisting of Kurt Moser, John Concklin, and Duncan Funk.


Mr. Moser is a Director and, since 1997, a Senior Vice President of SFIM (prior to 1997, Mr. Moser was a Director and a Vice President of SFIM). Mr. Moser is also a Vice President of the Trust. In addition to his offices with SFIM and the Trust, Mr. Moser has held the following positions during the past five years:
Vice President of State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc., Director of State Farm VP Management Corp. since 1997; Vice President -- Investments of SFMAIC, State Farm County Mutual Insurance Company of Texas, State Farm Lloyds, Inc., and State Farm International Services, Inc., Director and Vice President -- Investments of State Farm Life Insurance Company, State Farm Fire and Casualty Company ("SFFCC"), State Farm General Insurance Company, State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Investment Officer of State Farm Indemnity Company; and Underwriter of State Farm Lloyds.

Mr. Conklin is an Investment Officer of SFIM. Mr. Conklin is also a Vice President of the Trust. In addition to his offices with SFIM and the Trust, Mr. Conklin has held the following positions during the last five years: Vice President -- Common Stocks of SFMAIC, State Farm Life Insurance Company, and SFFCC since 1997; Vice President of State Farm Balanced Fund, Inc., and State Farm Interim Fund, Inc., since 1995; Vice President -- Fixed Income of SFMAIC, State Farm Life Insurance Company, and SFFCC from 1995 to 1997; and Investment Officer of SFMAIC, State Farm Life Insurance Company, and SFFCC until 1995.

Mr. Funk is an Investment Analyst for SFMAIC. Mr. Funk has held this position for the last five years.

USE OF CERTAIN BROKERS

SFIM or BGFA may use brokerage firms that are affiliated with State Farm or BGFA to execute portfolio trades for the funds, but only when SFIM or BGFA, as appropriate, believes that no other firm offers a better combination of quality execution (i.e., timeliness and completeness), favorable price and value of research services.
                            ADDITIONAL INFORMATION

ABOUT THE SHARES

The Trust is currently issuing six series of shares, each representing beneficial interests in one of the six Funds. Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. All shares have equal proportional rights with regard to redemptions, dividends, distributions, and liquidations with respect to the Fund in which they represent an interest. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights.

CONTRACT OWNER VOTING RIGHTS

With regard to matters for which the Investment Company Act of 1940 requires a shareholder vote, State Farm, as the legal owner of shares held by the Accounts, typically votes Trust shares held by the Accounts in accordance with instructions received from owners of Contracts (or annuitants or beneficiaries thereunder) having a voting interest in the Accounts. Each share has one vote for each dollar of net asset value represented by that share and votes are counted on an aggregate basis except as to matters where the interests of Funds differ (such as approval of an investment advisory agreement or a change in the fundamental investment policies). In such a case, the voting is on a Fund-by-Fund basis. Fractional shares are counted proportionally. Shares held by Accounts for which no instructions are received are generally voted by State Farm for or against any proposition, or in abstention, in the same proportion as
the shares for which instructions have been received.   You should refer to the
separate prospectus, which accompanies this prospectus, describing your Contract and the Account through which it is offered for more information on your voting rights.

ANNUAL AND SEMI-ANNUAL REPORTS

The Trust's annual and semi-annual reports to shareholders contain additional performance information that will be made available upon request and without charge.

SERVICE PROVIDERS

In addition to its role as investment adviser and fund accountant for certain Funds (listed below), SFIM acts as underwriter for the Trust. See "Investment Adviser" for more information on SFIM.

The following companies provide custody and/or fund accounting services to the
Trust:


Fund                            Custodian                       Fund Accountant
----                            ---------                       ---------------
Money Market                    Chase Manhattan Trust           SFIM
                                 Company of Illinois (1)

Large Cap Equity Index          Barclays Global Investors (2)   SFIM

Small Cap Equity Index          Barclays Global Investors (2)   SFIM

International Equity Index      Investors Bank and Trust
                                 Company (3)                    Investors Bank and Trust Company (3)

Bond                            Chase Manhattan Trust
                                 Company of Illinois (1)        SFIM

Stock and Bond Balanced         Chase Manhattan Trust
                                 Company of Illinois (1)        SFIM

(1) c/o Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245.
(2) 45 Fremont Street, San Francisco, California 94105.
(3) 200 Clarendon Street, Boston, Massachusetts 02116.


LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D.C. is counsel for the Trust. There are no material legal proceedings in which the Trust is a party.

                       STATE FARM VARIABLE PRODUCT TRUST
                             One State Farm Plaza
                       Bloomington, Illinois 61710-0001
                                (309) 766-2029

                      STATEMENT OF ADDITIONAL INFORMATION
                                _________, 1997


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement expands upon matters discussed in the Prospectus and should, therefore, be read in conjunction with the Prospectus. To obtain a copy of a Prospectus with the same date as this Statement of Additional Information, contact State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001, (309) 766-2029.

                               TABLE OF CONTENTS

INVESTMENT TECHNIQUES AND RESTRICTIONS..............................................
          Investment Techniques.....................................................
               The Money Market Fund................................................
               When-Issued and Delayed Delivery Securities..........................
               Loans of Portfolio Securities........................................
               Convertible Securities...............................................
               Warrants.............................................................
               U.S. Government Securities...........................................
               Foreign Investments..................................................
               Financial Futures Contracts..........................................
               Options on Stock Index Futures Contracts.............................
               Certain Additional Risks of Futures Contracts and
                   Options on Futures Contracts.....................................
               Borrowing............................................................
          Investment Restrictions...................................................
               Fundamental Restrictions.............................................
               Non-fundamental Restrictions.........................................
               Industry Concentrations..............................................

MANAGEMENT OF THE TRUST.............................................................
          Trustees and Officers.....................................................
          Investment Advisory Agreements............................................
               Between the Trust and SFIM...........................................
               Between SFIM and BGFA................................................
          Tracking Error............................................................
          Securities Activities of the Investment Advisers..........................

PORTFOLIO TRANSACTIONS AND BROKERAGE................................................
          Portfolio Turnover........................................................

DETERMINATION OF NET ASSET VALUE....................................................

PERFORMANCE INFORMATION.............................................................

DIVIDENDS AND DISTRIBUTIONS.........................................................

REDEMPTION OF SHARES................................................................

ADDITIONAL INFORMATION..............................................................
          Service Providers.........................................................
          Code of Ethics............................................................
          Independent Auditors......................................................
          Legal Counsel.............................................................
          Shares....................................................................
          Voting Rights.............................................................
          Other Information.........................................................

AUDITED FINANCIAL STATEMENTS........................................................

APPENDIX A -- Description of Money Market Securities................................

APPENDIX B -- Ratings...............................................................

                    INVESTMENT TECHNIQUES AND RESTRICTIONS

INVESTMENT TECHNIQUES

The objectives, policies, and certain techniques by which the Funds will pursue their objectives are generally set forth in the Prospectus. This section is intended to augment the explanation found in the Prospectus.

The Money Market Fund


The Money Market Fund will only invest in instruments denominated in U.S. dollars that SFIM, under the supervision of the Trust's Board of Trustees, determines present minimal credit risk and are, at the time of acquisition, either:

     1. rated in one of the two highest rating categories for short-term debt obligations assigned by at least two NRSROs, or by only one NRSRO if only one NRSRO has issued a rating with respect to the instrument ("requisite NRSROs"); or

     2. in the case of an unrated instrument, that SFIM determines, under the supervision of the Trust's Board of Trustees, to be of comparable quality to the instruments described in paragraph 1 above; or

     3. issued by an issuer that has received a rating of the type described in paragraph 1 above on other securities that are comparable in priority and security to the instrument.

Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), securities which are rated (or that have been issued by an issuer that has been rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such security) in the highest short-term rating category by at least two NRSROs are designated "First Tier Securities." Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not rated in the highest short-term category by at least two NRSROs, are designated "Second Tier Securities."
NRSROs are listed in the Prospectus and a description of their ratings are found in Appendix A herein.

Pursuant to Rule 2a-7, the Money Market Fund may not invest more than 5% of its assets taken at amortized cost in the securities of any one issuer (except the U.S. Government, including repurchase agreements collateralized by U.S. Government securities (defined below)). The Fund may, however, invest more than 5% of its assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof, although the Fund may not make more than one such investment at any time.

Further, the Fund will not invest more than the greater of (i) 1% of its total assets; or (ii) one million dollars in the securities of a single issuer that were Second Tier Securities when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets in securities which were Second Tier Securities when acquired.

The foregoing policies are more restrictive than the fundamental investment restriction number 1 set forth below, which would give the Fund the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer. The Fund will operate in accordance with these policies to comply with Rule 2a-7.

When-issued And Delayed Delivery Securities

From time to time, in the ordinary course of business, each Fund may purchase securities on a when-issued basis or delayed-delivery basis, i.e., delivery and payment can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Trust will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of that Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Fund will also segregate cash or cash equivalents or other liquid portfolio securities equal in value, marked to market on a daily basis, to commitments for such when-issued or delayed-delivery securities. As a general matter each Fund will hold less than 5% of its total assets in commitments to purchase securities on a delayed-delivery or when-issued basis and will not, under any circumstances, purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 10% of the net assets of the Fund would be so invested.

Loans Of Portfolio Securities


Each Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions, up to a maximum of 33% of the total value of each Fund's assets. This percentage may not be increased without approval of a majority of the outstanding voting securities of the respective Funds. See "Fundamental Restrictions" on page 10. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Securities and Exchange Commission ("Commission"), which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund making the loan will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund will also receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.


The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the appropriate Fund. No Fund will have the right to vote securities on loan, but each would terminate a loan and regain the right to vote if the Trust's Board of Trustees deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test discussed under "Taxes" in the Prospectus. Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its, or the Trust's, status as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").


The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but the Fund making the loan would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, each Fund will make loans of securities only to firms SFIM or, when appropriate, BGFA (under the supervision of the Board of Trustees) deems creditworthy.

Convertible Securities

The Bond Fund may invest up to 20% of its total assets in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating a convertible security, SFIM usually gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Bond Fund may invest are subject to the same rating criteria as its investment in non-convertible debt securities.

Because the Stock and Bond Balanced Fund invests a portion of its assets in the Bond Fund, the Stock and Bond Balanced Fund is subject to the same risks with regard to investments in convertible securities.

Warrants

The Bond Fund and, indirectly, the Stock and Bond Balanced Fund, may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The Bond Fund may retain up to 10% of the value of its total assets in common stocks acquired by the exercise of warrants attached to debt securities.

U.S. Government Securities

All of the Funds may purchase securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities, such as Treasury bills, notes and bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others, such as obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Small Business Administration), (b) the right of the issuer to borrow from the Treasury (such as securities of the Federal Home Loan Banks),
(c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instrumentalities in the future. U.S. Government Securities may also include zero coupon bonds.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are considered to include (a) securities for which the payment of principal and interest is backed by a guarantee of or an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (b) participation in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

Foreign Investments

Investing in the securities of companies organized outside the United States or of companies whose securities are principally traded outside the United States ("foreign issuers") or investments in securities denominated or quoted in foreign currency ("non-dollar securities") involves certain special considerations, including those set forth below, which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities.

Each of the Large Cap and International Equity Index Funds may invest in non-dollar securities and the securities of foreign issuers (collectively, "foreign investments").

Investments in foreign issuers may involve currencies of foreign countries. Since a Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, it may be subject to currency exposure independent of its securities positions and may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Accordingly, it may incur costs in connection with conversions between various currencies.

Since foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers, there may be less publicly available information about a foreign issuer than about a domestic issuer. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund making investments in securities of foreign issuers will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed and unlisted issuers than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund making an investment on such a market are uninvested and no return is earned on such assets. The inability of such a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Moreover, inability to dispose of portfolio investments due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability for the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Also, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Financial Futures Contracts

The Large Cap, Small Cap, and International Equity Index Funds and, indirectly, the Stock and Bond Balanced Fund may purchase and sell stock index futures contracts and options on such futures contracts as described in the Prospectus.

Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts. Each Fund may purchase and sell stock index futures contracts on its benchmark index or similar index.

Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund are usually liquidated in this manner, a Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of the exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with its custodian in a segregated account in the name of the futures commission merchant ("FCM") an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a futures contract represents a good faith deposit securing the customer's contractual obligations under the futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security or stock index fluctuates reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, a Fund will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss.

Options On Stock Index Futures Contracts

The equity index Funds and, indirectly, the Stock and Bond Balanced Fund may also purchase call and put options and write covered call and put options on stock index futures contracts of the type which the particular Fund is authorized to enter into. Covered put and call options on futures contracts will be covered in the same manner as covered options on securities and securities indices. The Funds may invest in such options for the purpose of closing out a futures position that has become illiquid.

Options on futures contracts are traded on exchanges that are licensed and regulated by the CFTC. A call option on a futures contract gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

Unlike entering into a futures contract itself, purchasing options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond forgoing the purchase price (or "premium") paid for the options. Whether, in order to achieve a particular objective, the Fund enters into a stock index futures contract, on the one hand, or an option contract on a stock index futures contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such futures and options contracts. Each Fund will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

Certain Additional Risks Of Futures Contracts And Options On Futures Contracts

In addition to the risks described in the Prospectus, the use of stock index futures contracts and options on such futures contracts may entail the following risks. First, although such instruments when used by a Fund are intended to correlate with the Fund's portfolio securities, in many cases the futures contracts or options on futures contracts used may be based on stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Fund. Second, due to supply and demand imbalances and other market factors, the price movements of stock index futures contracts and options thereon may not necessarily correspond exactly to the price movements of the stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.

To some extent, these risks can be minimized by careful management of these strategies. For example, where price movements in a futures contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of futures contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a futures contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of a Fund's securities is particularly relevant to futures contracts. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In addition, because stock index futures contracts require delivery at a future date of an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying index can, therefore, result in a much greater increase or decrease in the cost to the Fund.

Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when they seek to "close out" (i.e. terminate) a particular stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a futures position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition, FCMs or brokers in certain circumstances will have access to the Funds' assets posted as margin in connection with these transactions as permitted under the Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Fund could effect such recovery.

The success of any Fund in using these techniques depends, among other things, on BGFA's ability to predict the direction and volatility of price movements in the futures markets as well as the securities markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance that these techniques will produce their intended results. In any event, BGFA will use stock index futures contracts and options thereon only when it believes the overall effect is to reduce, rather than increase, the risks to which the Fund is exposed. These transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

The Funds are subject to certain fundamental restrictions on their investments. These restrictions may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Funds affected by the change.

     1.   Diversification.  No Fund will make any investment inconsistent with
          ---------------
          the Fund's classification as a diversified company under the Act. This restriction does not apply to any Fund classified as a non-diversified company under the Act.

     2a.  Industry Concentration -- Bond Fund.  The Bond Fund will not invest
          -----------------------------------
          more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

     2b.  Industry Concentration -- Money Market Fund.  The Money Market Fund
          -------------------------------------------
          will not invest more than 25% of its assets (taken at market value at the time of each investment) other than U.S. Government securities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of foreign banks, and repurchase agreements and securities loans collateralized by U.S. Government securities or such bank obligations, in the securities of issuers primarily engaged in the same industry.

     2c.  Industry Concentration -- Equity Index Funds.  The Large Cap, Small
          --------------------------------------------
          Cap, and International Equity Index Funds will concentrate their investments in an industry or industries if, and to the extent that, their benchmark indices concentrate in such industry or industries, except where the concentration of the relevant index is the result of a single stock.

     3.   Interests in Real Estate.  No Fund will purchase real estate or any
          ------------------------
          interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

     4.   Underwriting.  No Fund will underwrite securities of other issuers
          ------------
          except insofar as the Trust may be deemed an underwriter under the Securities Act of

          1933 in selling portfolio securities.

     5.   Borrowing. No Fund will borrow money, except that: (a) a Fund may
          ---------
          borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing, for temporary purposes; and (c) a Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

     6.   Lending.  No Fund will lend any security or make any other loan,
          -------
          except through: (a) the purchase of debt obligations in accordance with the Fund's investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

     7.   Commodities.  No Fund will purchase or sell commodities or commodity
          -----------
          contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodities contracts.

     8.   Senior Securities.  No Fund will issue senior securities to the extent
          -----------------
          such issuance would violate applicable law.

     9.   Investments -- Stock and Bond Balanced Fund.  The Stock and Bond
          -------------------------------------------
          Balanced Fund will not invest in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Act), U.S. Government securities, or short-term paper.

For the purposes of the restrictions relating to industry concentration, state and municipal governments and their agencies, authorities, and instrumentalities are not deemed to be industries; utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone each will be considered a separate industry); personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

NON-FUNDAMENTAL RESTRICTIONS

The Trust has also adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board of

Trustees without shareholder approval. Under these restrictions, no Fund may:

     1.   Financial Futures Contracts.  No Fund may enter into a financial
          ---------------------------
          futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

     2.   Margin Purchases.  No Fund may purchase any securities on margin
          ----------------
          except in connection with investments of certain Funds in futures contracts or options on futures contracts.

     3.   Pledging Assets.  No Fund may mortgage, pledge, hypothecate or in any
          ---------------
          manner transfer, as security for indebtedness, any securities owned or held by such Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at market value at the time thereof, or
          (b) in connection with investments of certain Funds in futures contracts or options on futures contracts.

     4a.  Illiquid Securities and Repurchase Agreements. No Fund may purchase
          ---------------------------------------------
          securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:
          (i) repurchase agreements not entitling the holder to payment of principal and interest within seven days, and (ii) securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

     4b.  Illiquid Securities and Repurchase Agreements -- Money Market Fund.
          ------------------------------------------------------------------
          In addition to the non-fundamental restriction in 4a above, the Money Market Fund will not invest in illiquid securities, including certain repurchase agreements or time deposits maturing in more than seven days, if, as a result thereof, more than 10% of the value of its total assets would be invested in assets that are either illiquid or are not readily marketable.

     5.   Investments in Other Investment Companies.  No Fund may invest more
          -----------------------------------------
          than 5% of its total assets in the securities of any single investment company or more than 10% of its total assets in the securities of other investment companies in the aggregate, or hold more than 3% of the total outstanding voting stock of any single investment company. These restrictions do not apply to the Stock and Bond Balanced Fund.

State insurance laws and regulations may impose additional limitations on borrowing, lending, and the use of futures contracts, options on futures contracts and other derivative instruments. In addition, such laws and regulations may require a Fund's investments in foreign securities to meet additional diversification and other requirements.

INDUSTRY CONCENTRATIONS

The Stock and Bond Balanced Fund, because of its investment objective and policies, will concentrate more than 25% of its total assets in the mutual fund industry.

As a result of the equity index Funds' policy on concentration, each equity index Fund will maintain at least 25% of the value of its total assets in securities of issuers in each industry for which its benchmark index has a concentration of more than 25% (except where the concentration of the index is the result of a single stock). No equity index Fund will concentrate its investments otherwise. If the benchmark index for an equity index Fund has a concentration of more than 25% because of a single stock (i.e., if one stock in the benchmark index accounts for more than 25% of the index and it is the only stock in the index in its industry), the equity index Fund will invest less than 25% of its total assets in such stock and will reallocate the excess to stocks in other industries. Changes in an equity index Fund's concentration (if any) and non-concentration would be made "passively" -- that is, any such changes would be made solely as a result of changes in the concentrations of the benchmark index's constituents. Since the concentration of each equity index Fund is based on that of its benchmark index, changes in the market values of the equity index Fund's portfolio securities will not necessarily trigger changes in the portfolio of such equity index Fund.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Unless otherwise noted, the address of each Trustee and officer is One State Farm Plaza, Bloomington, Illinois
61710.

                              Position(s)
                                  Held            Principal Occupation(s)
  Name, Age and Address     with the Trust        During Past Five Years
--------------------------  --------------    -------------------------------

Edward B. Rust, Jr.*,         Trustee and     Chairman of the Board, President
Age 47                        President       and CEO - State Farm Mutual
                                              Automobile Insurance Company,
                                              State Farm Life and Accident
                                              Assurance Company, State Farm
                                              Annuity and Life Insurance
                                              Company, State Farm Investment
                                              Management Corp., State Farm
                                              Growth Fund, Inc., State Farm
                                              Balanced Fund, Inc., State Farm
                                              Interim Fund, Inc., and State Farm
                                              Municipal Bond Fund, Inc.,
                                              President, CEO and Director -State
                                              Farm VP Management Corp. (since
                                              1997); President and CEO - State
                                              Farm Fire and Casualty Company and
                                              State Farm General Insurance
                                              Company; President - State Farm
                                              County Mutual Insurance Company of
                                              Texas; Director - State Farm
                                              Lloyds, Inc. and State Farm
                                              International Services, Inc.;
                                              Chairman of the Board, President
                                              and Treasurer - State Farm
                                              Companies Foundation.

Albert R. Hoopes,           Trustee           Attorney
Age 82
102 S. East Street
Suite 350
Bloomington, IL 61701

Roger S. Joslin*,           Trustee, Vice     Director, Senior Vice President
Age 61                      President and     and Treasurer, State Farm Mutual
                            Treasurer         Automobile Insurance Company;
                                              Director - State Farm Life
                                              Insurance Company, State Farm Life
                                              and Accident Assurance Company,
                                              and State Farm Annuity and Life
                                              Insurance Company; Director, Vice
                                              President and Treasurer- State
                                              Farm Investment Management Corp.,
                                              State Farm Growth Fund, Inc.,
                                              State Farm Balanced Fund, Inc.,
                                              State Farm Interim Fund, Inc.,
                                              State Farm Municipal Bond Fund,
                                              Inc., State Farm General Insurance
                                              Company, State Farm Lloyds, Inc.,
                                              and State Farm International
                                              Services, Inc.; Director, Vice
                                              President and Treasurer - State
                                              Farm VP Management Corp. (since
                                              1997); Director, Chairman of the
                                              Board, and Treasurer - State Farm
                                              Fire and Casualty Company;
                                              Treasurer -State Farm County
                                              Mutual Insurance Company of Texas;
                                              Assistant Treasurer - State Farm
                                              Companies Foundation.

Davis U. Merwin,            Trustee           Investor
Age 69
P.O. Box 8
Bloomington, IL 61702

James A. Shirk,             Trustee           Director and President, Beer
Age 53                                        Nuts, Inc.
103 N. Robinson
Bloomington, IL 61701

Kurt G. Moser,             Vice               Vice President -- Investments -
Age 52                     President          State Farm Mutual Automobile
                                              Insurance Company; Director and
                                              Vice President -- Investments -
                                              State Farm Life Insurance Company,
                                              State Farm Life and Accident
                                              Assurance Company, State Farm
                                              Annuity and Life Insurance
                                              Comapny, State Farm Fire and
                                              Casualty Company, and State Farm
                                              General Insurance Company;
                                              Director and Senior Vice
                                              President - State Farm Investment
                                              Management Corp. (since 1997:
                                              prior to 1997, Director and Vice
                                              President); Vice President - State
                                              Farm Growth Fund, Inc., State Farm
                                              Balanced Fund, Inc., State Farm
                                              Interim Fund, Inc., and State Farm
                                              Municipal Bond Fund, Inc.;
                                              Director - State Farm VP
                                              Management Corp. (since 1997);
                                              Vice President -- Investments -
                                              State Farm County Mutual Insurance
                                              Company of Texas, State Farm
                                              Lloyds, Inc., and State Farm
                                              International Services, Inc.;
                                              Investment Officer - State Farm
                                              Indemnity Company; Underwriter -
                                              State Farm Lloyds.

Paul N. Eckley              Vice              Vice President -- Common Stocks -
Age 42                      President         State Farm Mutual Automobile
                                              Insurance Company, and State
                                              Farm Fire and Casualty Company
                                              (since 1995: prior to 1995,
                                              Investment Officer); Senior Vice
                                              President - State Farm Investment
                                              Management Corp. (since 1997:
                                              prior to 1997, Investment
                                              Officer); Vice President - State
                                              Farm Growth Fund, Inc., and State
                                              Farm Balanced Fund, Inc. (since
                                              1995).

John S. Concklin            Vice              Vice President -- Common Stocks -
Age 51                      President         State Farm Mutual Automobile
                                              Insurance Company, State Farm Life
                                              Insurance Company, and State Farm
                                              Fire and Casualty Company (since
                                              1997; from 1995 - 1997, Vice
                                              President --Fixed Income and prior
                                              to 1995, Investment Officer);
                                              Investment Officer - State Farm
                                              Investment Management Corp. (since
                                              1995); Vice President - State Farm
                                              Balanced Fund, Inc. and State Farm
                                              Interim Fund, Inc. (since
                                              1995).

David R. Grimes             Assistant         Assistant Vice President of
Age 55                      Vice              Accounting - State Farm Mutual
                            President and     Automobile Insurance Company;
                            Secretary         Assistant Vice President and
                                              Secretary - State Farm Investment
                                              Management Corp., State Farm
                                              Growth Fund, Inc., State Farm
                                              Balanced Fund, Inc., State Farm
                                              Interim Fund, Inc., and State Farm
                                              Municipal Bond Fund, Inc. (since
                                              1994); Assistant Vice President
                                              and Secretary - State Farm VP
                                              Management Corp. (since 1997).

Michael L.Tipsord           Assistant         Assistant Controller - State Farm
Age 38                      Secretary         Mutual Automobile Insurance
                                              Company (since 1996: from 1995 -
                                              1996, Director of Accounting and
                                              prior to 1995, Staff Associate);
                                              Assistant Secretary - State Farm
                                              Investment Management Corp., State
                                              Farm Growth Fund, Inc., State Farm
                                              Balanced Fund, Inc., and State
                                              Farm Municipal Bond Fund, Inc.;
                                              Treasurer - Insurance Placement
                                              Services, Inc. (since 1996).

Jerel S. Chevalier          Assistant         Director of Mutual Funds - State
Age 59                      Secretary-        Farm Mutual Automobile Insurance
                            Treasurer         Company; Assistant Secretary-
                                              Treasurer - State Farm Investment
                                              Management Corp., State Farm
                                              Growth Fund, Inc., State Farm
                                              Balanced Fund, Inc., State Farm
                                              Interim Fund, Inc., and State Farm
                                              Municipal Bond Fund, Inc. (since
                                              1994).

Patricia L. Dysart          Assistant         Assistant Counsel - State Farm
Age 34                      Secretary         Mutual Automobile Insurance
                                              Company; Assistant Secretary -
                                              State Farm Investment Management
                                              Corp., State Far, Growth Fund,
                                              Inc., State Farm Balanced Fund,
                                              Inc., State Farm Interim Fund,
                                              Inc., and State Farm Municipal
                                              Bond Fund, Inc. (since 1995);
                                              Assistant Secretary - State Farm
                                              VP Management Corp. (since
                                              1997).

* Trustee who is an "interested person" of the Trust or SFIM, as defined in the 1940 Act.

Trustees or officers who are interested persons of the Trust do not receive any compensation from the Trust for their services to the Trust. The Trustees who are not interested persons of the Trust receive compensation from the Trust at a rate of $300 per meeting, per Fund. In addition, Trustees who are not interested persons of the Trust are reimbursed for any out-of-pocket expenses incurred in connection with affairs of the Trust.

Trustees and officers of the Trust do not receive any benefits from the Trust upon retirement nor does the Trust accrue any expenses for pension or retirement benefits.

                           Aggregate        Total Compensation From the Trust
                          Compensation         and Other State Farm Funds(2)
        Name            from the Trust(1)          During Past Five Years
---------------------  -------------------  ---------------------------------

Edward B. Rust, Jr.          None(3)                      None(3)

Albert H. Hoopes             $5,400                      $12,000

Roger S. Joslin              None(3)                      None(3)

Davis U. Merwin              $5,400                      $12,000

James A. Shirk               $5,400                      $12,000

(1)  Estimated compensation for the fiscal year ending December 31, 1997.

(2) The "other State Farm Funds" are State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc.

(3)  Non-compensated interested trustee.

INVESTMENT ADVISORY AGREEMENTS

Between The Trust And SFIM

The duties and responsibilities of SFIM are specified in the Investment Advisory and Management Services Agreement between the Trust and SFIM and the separate Service Agreement among the Trust, SFIM and State Farm Mutual Automobile Insurance Company ("SFMAIC") (collectively, the "Management Agreements"). The Management Agreements were approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to the Agreement or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and the shareholders of each Fund at a meeting held on _________. The Management Agreements are not assignable and each may be terminated without penalty upon 60 days written notice at the option of the Trust, SFIM or SFMAIC, as appropriate, or by a vote of shareholders. Each Management Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

SFIM (under the supervision of the Board of Trustees) continuously furnishes an investment program for the Funds other than the Large Cap, Small Cap, and International Equity Index Funds, is responsible for the actual managing of the investments of such Funds and has responsibility for making decisions governing whether to buy, sell or hold any particular security. In carrying out its obligations to manage the investment and reinvestment of the assets of these Funds, SFIM performs research and obtains and evaluates pertinent economic, statistical and financial data relevant to the investment policies of these Funds.

As described below, SFIM has engaged Barclays Global Fund Advisors ("BGFA") as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds.

SFIM is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of SFIM connected with investment and economic research, trading and investment management of the Trust and the payment of any fees to interested Trustees of the Trust. SFIM provides all executive, administrative, clerical and other personnel necessary to operate the Trust and pays the salaries and other employment related costs of employing those persons. SFIM furnishes the Trust with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses incurred in the organization of the Trust or of new Funds of the Trust, including legal and accounting expenses and costs of registering securities of the Trust under federal and state securities laws, are also paid by SFIM.

Pursuant to the Service Agreement, SFMAIC provides SFIM with certain personnel, services and facilities to enable SFIM to perform its obligations to the Trust. SFIM reimburses SFMAIC for such costs, direct and indirect, as are fairly attributable to the services performed and the facilities provided by SFMAIC under the separate service agreement. Accordingly, the Trust makes no payment to SFMAIC under the Service Agreement.

The Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by SFIM as described in the preceding paragraphs. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Trust, charges of the custodian and transfer agent, if any, cost of auditing services, non-interested Trustees' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Trust prospectuses to shareholders and contractholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders and contractholders, the cost of paying dividends and capital gains distribution, capital stock certificates, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Trust, or costs related to indemnification of Trustees, officers and employees of the Trust.

The Board of Trustees of the Trust determines the manner in which expenses are allocated among the Funds of the Trust.

The Agreement also provides that SFIM shall not be liable to the Trust or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the Trust or by any shareholder in connection with matters to which the such Agreements relate, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of SFIM in the performance of its duties thereunder.

Between SFIM And BGFA

Pursuant to the separate sub-advisory agreement described below (the "Sub-advisory Agreement"), SFIM has engaged BGFA as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap, Small Cap, and International Equity Index Funds.

The Sub-Advisory Agreement was approved for each Fund by the Board of Trustees of the Trust (including a majority of Trustees who are not parties to such Agreements or interested persons, as defined by the Act, of any such party) at a meeting held for that purpose on September 12, 1997 and the shareholders of each Fund at a meeting held on _________. The Sub-advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of SFIM or BGFA, or by the Board of Trustees of the Trust or by a vote of a majority of the outstanding shares of the class of stock representing an interest in the appropriate Fund. The Sub-advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued for each Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Trustees who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

BGFA manages the investments of the Large Cap, Small Cap, and International Equity Index Funds, respectively, determining which securities or other investments to buy and sell for each, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, BGFA follows SFIM's policy of seeking to obtain the most favorable price and efficient execution available.

TRACKING ERROR

SFIM and BGFA use the "expected tracking error" of an equity index Fund as a way to measure the Funds' performance relative to the performance of its benchmark index. An expected tracking error of 5% means that there is a 68% probability that the net asset value of the equity index Fund will be between 95% and 105% of the subject index level after one year, without rebalancing the portfolio composition. A tracking error of 0% would indicate perfect tracking, which would be achieved when the net asset value of the equity index Fund increases or decreases in exact proportion to changes in its benchmark index. Factors such as expenses of the Fund, taxes, the need to comply with the diversification and other requirements of the Code and other requirements may adversely impact the tracking of the performance of an equity index Fund to that of its benchmark index. In the event that tracking error exceeds 5%, the Board of Trustees of the Trust will consider what action might be appropriate to reduce the tracking error.

SECURITIES ACTIVITIES OF THE INVESTMENT ADVISERS

Securities held by the Trust may also be held by separate accounts or mutual funds for which SFIM or BGFA acts as an adviser, some of which may be affiliated with SFIM or BGFA. Because of different investment objectives or other factors, a particular security may be bought by SFIM or BGFA for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for a Fund or other client of SFIM or BGFA arise for consideration at or about the same time, transactions in such securities will be allocated as to amount and price, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of SFIM or BGFA during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the opinion of the Trustees of the Trust, however, that the benefits available to the Trust outweigh any possible disadvantages that may arise from such concurrent transactions.

On occasions when SFIM or BGFA (under the supervision of the Board of Trustees) deems the purchase or sale of a security to be in the best interests of the Trust as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other accounts or companies in order to obtain favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by SFIM or BGFA in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Trust and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

In performing their functions, neither SFIM nor BGFA will execute private sales of securities among the Funds or between a Fund and any other investment account it manages.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

As described above, either SFIM or BGFA determines which securities to buy and sell for the Funds, selects brokers and dealers to effect the transactions, and negotiates commissions. Transactions in equity securities will usually be executed through brokers who will receive a commission paid by the Fund. Fixed income securities are generally traded with dealers acting as principals for their own accounts without a stated commission. The dealer's margin is reflected in the price of the security. Money market obligations may be traded directly with the issuer. Underwritten offerings of stock may be purchased at a fixed price including an amount of compensation to the underwriter.

In placing orders for securities transactions, SFIM's policy (followed by BGFA) is to attempt to obtain the most favorable price and efficient execution available. These entities, subject to the review of the Trust's Board of Trustees, may pay higher than the lowest possible commission in order to obtain better than average execution of transactions and/or valuable investment research information described below, if, in their opinion, improved execution and investment research information will benefit the performance of each of the Funds.

When selecting broker-dealers to execute portfolio transactions, SFIM considers factors including the rate of commission or size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, the willingness of the broker-dealer to position, the reliability, financial condition and general execution and operational capabilities of the broker-dealer, and the research, statistical and economic data furnished by the broker-dealer to SFIM. In some cases, SFIM may use such information to advise other investment accounts that it advises. Brokers or dealers which supply research may be selected for execution of transactions for such other accounts, while the data may be used by SFIM in providing investment advisory services to the Trust. In addition, SFIM may select broker-dealers to execute portfolio transactions who are affiliated with the Trust or SFIM. However, all such directed brokerage will be subject to SFIM's policy to attempt to obtain the most favorable price and efficient execution possible.

PORTFOLIO TURNOVER

There are no fixed limitations regarding the portfolio turnover rate for either the Bond Fund or Money Market Fund, and securities initially satisfying the objectives and policies of one of these Funds may be disposed of when they are no longer deemed suitable. Consistent with each equity index Fund's investment objective, the Large Cap, Small Cap, and International Equity Index Funds will attempt to minimize portfolio turnover. The Stock and Bond Balanced Fund's portfolio turnover is expected to be low. The Stock and Bond Balanced Fund will purchase or sell securities to: (i) accommodate purchases and sales of its shares; (ii) change the percentages of its assets invested in each of the underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of its assets among the underlying Funds within the percentage limits described in the Prospectus.

Since short term instruments are excluded from the calculation of a portfolio turnover rate, no meaningful portfolio turnover rate can be estimated or calculated for the Money Market Fund. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of a Fund's shares and by requirements, the satisfaction of which enable the Trust to receive certain favorable tax treatment.

                       DETERMINATION OF NET ASSET VALUE

The net asset value of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange, (currently at 4:00 PM, New York City time) on each day when the New York Stock Exchange is open except as noted below. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year, except for certain federal and other holidays. The net asset value of each Fund will not be calculated on the Friday following Thanksgiving or on December 26, 1997. The net asset value per share is computed by dividing the difference between the value of the Fund's assets and liabilities by the number of shares outstanding. Interest earned on portfolio securities and expenses, including fees payable to SFIM, are accrued daily.

Equity securities (including common stocks, preferred stocks, convertible securities and warrants) and call options written on all portfolio securities, listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities are valued at the last sale price on the Nasdaq (National Association of Securities Dealers Automated Quotations) National Market. In the absence of any National Market sales on that day, equity securities are valued at the last reported bid price.

Debt securities traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued, or, lacking any sales, at the last reported bid price. Debt securities other than money market instruments traded in the over-the-counter market are valued at the last reported bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities.

If the market quotations described above are not available, debt securities, other than short-term debt securities, may be valued at fair value as determined by one or more independent pricing services (each, a "Service"). The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. Each Service's procedures are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

Debt instruments held with a remaining maturity of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis. Under the amortized cost basis method of valuation, the security is initially valued at its purchase price (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter by amortizing any premium or discount uniformly to maturity. If for any reason the Trustees believe the amortized cost method of valuation does not fairly reflect the fair value of any security, fair value will be determined in good faith by or under the direction of the Board of Trustees of the Trust as in the case of securities having a maturity of more than 60 days.

Securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where they are primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotes are available, or the last reported bid price if there is no active trading in a particular security on a given day. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U. S. dollar equivalents in order to determine their current value. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to value foreign securities (other than American Depositary Receipts) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in foreign securities may not take place contemporaneously with the valuation of such foreign securities in such Funds. In addition, foreign securities held by the Large Cap and International Equity Index Funds may be traded actively in securities markets which are open for trading on days when those Funds do not calculate their net asset value. Accordingly, there may be occasions when the Large Cap or International Equity Index Fund does not calculate its net asset value but when the value of such Fund's portfolio securities is affected by such trading activity.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations provided by a Service retained for this purpose.

Exchange listed put options written and options purchased are valued on the primary exchange on which they are traded. Over-the-counter options written or purchased by a Fund are valued based upon prices provided by market-makers in such securities. Exchange-traded financial futures contracts are valued at their settlement price established each day by the board of trade or exchange on which they are traded.

All of the assets of the Money Market Fund are valued on the basis of amortized cost in an effort to maintain a constant net asset value of $1.00 per share. The Board of Trustees of the Trust (the "Board") has determined this to be in the best interests of the Money Market Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter as adjusted for amortization of premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities.

The Board has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objectives, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

                            PERFORMANCE INFORMATION

The Trust may from time to time quote or otherwise use average annual total return information for the Funds in advertisements, shareholder reports or sales literature. Average annual total return values are computed pursuant to equations specified by the Commission.

Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment in a Fund made at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

The Trust also may from time to time quote or otherwise use year-by-year total return, cumulative total return and yield information for the Funds in advertisements, shareholder reports or sales literature. Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment in a Fund (assuming that all distributions are reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period.

Yield is computed by dividing net investment income earned during a recent 30 day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

Any performance data quoted for a Fund will represent historical performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than original cost.

From time to time the Trust may publish an indication of the Funds' past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise its performance relative to certain indices and benchmark investments, including (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed-Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance);
(b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Hambrecht & Quist Growth Stock Index; (f) the Nasdaq OTC Composite Prime Return; (g) the Russell Midcap Index; (h) the Russell 2000 Index-Total Return; (i) the ValueLine Composite-Price Return; (j) the Wilshire 4600 Index; (k) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (1) the Shearson Lehman Brothers Aggregate Bond Index or its component indices (the Aggregate Bond Index measures the performance of Treasury, US. Government agencies, mortgage and Yankee bonds); (m) the S&P Bond indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (n) the J.P. Morgan Global Government Bond Index; (o) Donoghue's Money Market Fund Report (which provides industry averages of 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money market funds); (p) other taxable investments including certificates of deposit, money market deposit accounts, checking accounts, savings accounts, money market mutual funds and repurchase agreements; (q) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE "Free"), Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; (r) the FT-Actuaries Europe and Pacific Index; (s) mutual fund performance indices published by Variable Annuity Research & Data Service; and (t) mutual fund performance indices published by Morningstar, Inc. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may be different from those of the equations used by the Trust to calculate a Fund's performance figures.

The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Advisers' views as to markets, the rationale for a Fund's investments and discussions of the Fund's current asset allocation.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in a particular Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

Such performance data will be based on historical results and will not be intended to indicate future performance. The total return or yield of a Fund will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and your shares may be worth more or less than their original cost upon redemption.

                          DIVIDENDS AND DISTRIBUTIONS

It is the Trust's intention to distribute substantially all the net investment income, if any, of a Fund. Dividends from net investment income of a Fund will be paid at least semi-annually and are expected to be reinvested in additional full and fractional shares of that Fund. Shares will begin accruing dividends on the day following the date on which the shares are issued, the date of issuance customarily being the "settlement" date.

                             REDEMPTION OF SHARES

Shares are redeemed at the net asset value per share next determined after the receipt of proper notice of redemption. Payment for redeemed shares will generally occur within seven days of receipt of a proper notice of redemption. The Trust reserves the right to redeem shares in kind.

The right to redeem shares or to receive payment with respect to any redemption may be suspended for any period during which trading on the New York Stock Exchange is restricted as determined by the Commission or when such Exchange is closed (other than customary weekend and holiday closings) for any period during which an emergency exists, as defined by the Commission, which makes disposal of a Fund's securities or determination of the net asset value of a Fund not reasonably practicable, and for any other periods as the Commission may by order permit for the protection of shareholders of the Fund.

                            ADDITIONAL INFORMATION

SERVICE PROVIDERS

Pursuant to an underwriting agreement and in addition to its duties as investment adviser, SFIM acts as principal underwriter for the Trust.

Chase Manhattan Trust Company of Illinois, c/o Chase Manhattan Bank, North American Insurance Securities Services, 3 Chase MetroTech Center, 6th Floor, Brooklyn, New York 11245 ("Chase Manhattan"), acts as custodian of the assets of the Money Market Fund, Bond Fund, and Stock and Bond Balanced Fund. Under its custody agreement with the Trust, Chase Manhattan maintains the portfolio securities acquired by the Money Market, Bond, and Stock and Bond Balanced Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Similarly, Barclays Global Investors, 45 Fremont Street, San Francisco, California 94105 ("BGI"), is the Trust's custodian for the Large Cap and Small Cap Equity Index Funds. Under its custody agreement with the Trust, BGI maintains the portfolio securities acquired by the Large Cap and Small Cap Equity Index Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of these Funds, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission. Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116 ("IBT"), is the Trust's custodian for the International Equity Index Fund. Under its custody agreement with the Trust, IBT maintains the portfolio securities acquired by the International Equity Index Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of this Fund, and performs such other ministerial duties as are included in the custody agreement, a copy of which is on file with the Commission.

Chase Manhattan, BGI, and IBT (the "custodians") may hold securities of the

Funds in amounts sufficient to cover put and call options written on futures contracts in a segregated account by transferring (upon the Trust's instructions) assets from a Fund's general (regular) custody account. The custodians also will hold certain assets of certain of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of FCMs through which such transactions are effected.

SFIM performs fund accounting services, including the valuation of portfolio securities and the calculation of net asset value, for each of the Funds other than the International Equity Index Fund. IBT performs fund accounting services for the International Equity Index Fund.

CODE OF ETHICS

SFIM intends that: all of its activities function exclusively for the benefit of the owners or beneficiaries of the assets it manages; assets under management or knowledge as to current or prospective transactions in managed assets are not utilized for personal advantage or for the advantage of anyone other than the owners or beneficiaries of those assets; persons associated with SFIM and the Trust avoid situations involving actual or potential conflicts of interest with the owners or beneficiaries of managed assets; and situations appearing to involve actual or potential conflicts of interest or impairment of objectivity are avoided whenever doing so does not run counter to the interests of the owners or beneficiaries of the managed assets. The Board of Trustees of the Trust has adopted a Code of Ethics which imposes certain prohibitions, restrictions, preclearance requirements and reporting rules on the personal securities transactions of subscribers to the Code, who include the Trust's officers and Trustees and the employees of SFIM. Barclays has adopted a similar Code of Ethics relating to its employees, and the Board of Trustees of the Trust has adopted Barclays' Code of Ethics insofar as it relates to Barclays' employees' activities in connection with the Trust. The Board of Trustees believes that the provisions of its Code of Ethics and Barclays' Code of Ethics are reasonably designed to prevent subscribers from engaging in conduct that violates these principles.

INDEPENDENT AUDITORS

Ernst & Young, LLP acts as independent auditors for the Trust. Its offices are at 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young, LLP performs an audit of the financial statements of the Trust annually.

LEGAL COUNSEL

Sutherland, Asbill & Brennan LLP, 1275 Pennsylvania Avenue, NW, Washington, DC 20004-2404, is counsel for the Trust.

SHARES

The Trust was organized as a business trust pursuant to the laws of the State of Delaware on February 21, 1997. The Trust is authorized to issue an unlimited number of shares of beneficial interest in the Trust, all without par value. Shares are divided into and may be issued in a designated series representing beneficial interests in one of the Trust's Funds. There are currently six series of shares.

Each share of a series issued and outstanding is entitled to participate equally in dividends and distributions declared by such series and, upon liquidation or dissolution, in net assets allocated to such series remaining after satisfaction of outstanding liabilities. The shares of each series, when issued, will be fully paid and non-assessable and have no preemptive or conversion rights.

State Farm Life Insurance Company ("State Farm") provided the initial capital for the Trust by purchasing $15,000,000, $30,000,000, $54,000,000, $10,000,000,
and $10,000,000 of shares in the Large Cap Equity Index, Small Cap Equity Index, International Equity Index, Bond, and Money Market Funds, respectively. Such shares were acquired for investment and can only be disposed of by redemption.

VOTING RIGHTS

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners of variable annuity or variable life insurance contracts having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, contract owners or plan participants having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

OTHER INFORMATION

This Statement of Additional Information and the Prospectus for the Trust do not contain all the information set forth in the registration statement and exhibits relating thereto (the "Registration Statement"), which the Trust has filed with the Commission, to which reference is hereby made.

AUDITED FINANCIAL STATEMENTS

The financial statements of the Trust appearing in the Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the registration statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

APPENDIX A -- DESCRIPTION OF MONEY MARKET SECURITIES

The following information includes a description of certain money market instruments in which a Fund may invest to the extent consistent with its investment objective.

Bank Money Instruments. These include instruments, such as certificates of deposit and bankers' acceptances. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

A Fund may not invest in any security issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least one billion dollars and is a member of the Federal Deposit Insurance Corporation, in the case of banks, or the Federal Savings and Loan Insurance Corporation, in the case of savings and loan associations provided that this limitation shall not prohibit investments in foreign branches of banks which meet the foregoing requirements.

Government Agency Securities. These include debt securities issued by government-sponsored enterprises, federal agencies or instrumentalities and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve government sponsorship or guarantees. Thus the Trust may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

U.S. Government Securities. These include marketable securities issued by the U.S. Treasury, which consist of bills, notes and bonds. Such securities are direct obligations of the U.S. government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

Short-Term Corporate Debt Instruments. These include commercial paper (including variable amount master demand notes), which refers to short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower's consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis in accordance with a stated short-term interest rate benchmark. Since the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Trust values such a note in accordance with the amortized cost basis at the outstanding principal amount of the note. See "Determination of Net Asset Value" on page 19.

Also included are nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. Such issues with less than one year remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer term issues.

Commercial paper investments at the time of purchase will be rated at least "A" by Standard and Poor's or "Prime" by Moody's, or, if not rated, issued by companies having an outstanding debt issue rated at least "A" by Standard and Poor's or by Moody's. See "Corporate Bond Ratings" in Appendix B.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires ownership of the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will consist only of U.S. government or government agency securities, certificates of deposit, commercial paper or bankers' acceptances.

Repurchase agreements usually are for short periods, such as under one week. Repurchase agreements are considered to be loans under the Act, with the security subject to repurchase, in effect, serving as "collateral" for the loan. The Trust will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller because of bankruptcy or otherwise, the Trust may suffer time delays and incur costs or losses in connection with the disposition of the collateral. Repurchase agreements will be entered into with primary dealers for periods not to exceed 30 days and only with respect to underlying money market securities in which the Fund may otherwise invest. Because a repurchase agreement maturing in more than seven days is deemed an illiquid investment, investments in such repurchase agreements and other illiquid assets cannot exceed 10% of the Fund's net assets.

APPENDIX B -- RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to relative standing within the major rating categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A-1 by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trends of earnings over a period of ten years;
(7) financial strength of a parent company and the relationships which exist with the issuer, and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

PART C                       OTHER INFORMATION
------

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
     --------------------

(b)  Exhibits
     --------

     (1)     Declaration of Trust*

     (2)     Bylaws*

     (3)     N/A

     (4)     N/A

     (5)(a) Investment Advisory and Management Services Contract between Registrant and State Farm Investment Management Corp.

     (5)(b) Investment Sub-Advisory Agreement among Registrant, State Farm Investment Management Corp., and Barclays Global Fund Advisors

     (5)(c) Service Agreement among Registrant, State Farm Investment Management Corp., and State Farm Mutual Automobile Insurance Company

     (6) Underwriting Agreement between Registrant and State Farm Investment Management Corp.

     (7)     N/A

     (8)(a) Custodial Agreement between Registrant and Chase Manhattan Trust Company of Illinois**

     (8)(b) Form of Custodial Agreement between Registrant and Barclays Global Investors

     (8)(c) Form of Custodial Agreement between Registrant and Investors Bank and Trust Company

     (9) Form of Participation Agreement between Registrant and State Farm Life Insurance Company Separate Accounts

     (10)    Opinion and Consent of Sutherland, Asbill & Brennan LLP

     (11)    Consent of Ernst & Young, LLP**

     (12)    N/A

     (13)    N/A

     (14)    N/A

     (15)    N/A

     (16)    N/A

     (17)    Financial Data Schedule**

     (18)    N/A

__________

*Incorporated by reference to the initial Registration Statement on Form N-1A filed on behalf of the Registrant on February 27, 1997 (File Nos. 333-22467, 811-08073).

**To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant was organized as a business trust pursuant to the laws of the State of Delaware on February 21, 1997. State Farm Life Insurance Company, an insurance company domiciled in the State of Illinois, provided the initial capital for the Registrant.

     State Farm Life Insurance Company is a wholly-owned subsidiary of State Farm Mutual Automobile Insurance Company. The following chart illustrates the structure of State Farm Mutual Automobile Insurance Company and its subsidiaries.

                                                ----------------------------------
                                                   STATE FARM MUTUAL AUTOMOBILE
                                                         INSURANCE COMPANY
                                                    A Mutual Insurance Company
                                                Domiciled in the State of Illinois
                                                ----------------------------------
        ----------------------------------------------------------------------------------------------------------
                          100% OWNERSHIP                100% OWNERSHIP            100% OWNERSHIP            100% OWNERSHIP
--------------------      -----------------------       --------------------      -------------------       -------------------
Various Other             STATE FARM                    STATE FARM                STATE FARM                STATE FARM
Direct and Indirect       LIFE INSURANCE COMPANY        LIFE AND ACCIDENT         INVESTMENT                VP MANAGEMENT CORP.
Subsidiaries              An Insurance Company          ASSURANCE COMPANY         MANAGEMENT CORP.          A Corporation
--------------------      Domiciled in the              An Insurance Company      A Corporation             Domiciled in the
                          State of Illinois             Domiciled in the          Domiciled in the          State of Delaware
                --------------------------------------- State of Illinois         State of Delaware
                                                        --------------------      -------------------       -------------------
                100%                  100%
                OWNERSHIP             Ownership
                --------------------  -----------------
                STATE FARM ANNUITY     STATE FARM
                AND LIFE INSURANCE     VARIABLE PRODUCT
                COMPANY                TRUST
                An Insurance Company   A Delaware
                Domiciled in the       Business Trust
                State of Illinois      ----------------
                --------------------

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     Title of Class                             Number of Record Holders
     --------------                             ------------------------
     Shares of Beneficial Interest                          1

ITEM 27. INDEMNIFICATION

     As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated February 21, 1997 (the Declaration of Trust). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the statement of additional information under the caption "Management of the Trust" is incorporated herein by reference. Other than its status as investment adviser and principal underwriter to four other State Farm mutual funds (see item 29 below), neither State Farm Investment Management Corp., nor any of its directors or officers, has at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature either for their own account or in the capacity of director, officer, employee, partner or trustee.

Directors and Officers of State Farm Investment Management Corp.:

Edward B. Rust, Jr., Director and President*

Roger S. Joslin, Director, Vice President and Treasurer*

John J. Killian, Director. Vice President and Controller - State Farm Mutual Automobile Insurance Company, State Farm Fire and Casualty Company, and State Farm General Insurance Company; Underwriter - State Farm Lloyds; Controller - State Farm Lloyds, Inc.; Vice President and Assistant Treasurer - State Farm County Mutual Insurance Company of Texas; Assistant Treasurer - State Farm Indemnity Company; Secretary and Assistant Treasurer - State Farm International Services, Inc.; Director - Insurance placement Services, Inc. (since 1996).

Kurt G. Moser, Director and Senior Vice President*

Vincent J. Trosino, Director. Director, Vice Chairman of the Board, Executive Vice President and Chief Operating Officer - State Farm Mutual Automobile Insurance Company; Director and Vice President - State Farm Fire and Casualty Company and State Farm General Insurance Company; Director - State Farm Lloyds, Inc., State Farm International Services, Inc., State Farm Life Insurance Company, State Farm Annuity and Life Insurance Company, and State Farm Life and Accident Assurance Company; Assistant Secretary - State Farm Companies Foundation.

Paul N. Eckley, Senior Vice President*

David R. Grimes, Assistant Vice President and Secretary*

Michael L. Tipsord, Assistant Secretary*

Jerel S. Chevalier, Assistant Secretary-Treasurer*

Patricia L. Dysart, Assistant Secretary*

     * See the information contained in the statement of additional information under the caption "Management of the Trust," incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS

State Farm Investment Management Corp. serves as the principal underwriter to the Registrant. Other than the Registrant, State Farm Investment Management Corp. serves as investment adviser and principal underwriter to the following investment companies: State Farm Growth Fund, Inc.; State Farm Balanced Fund, Inc.; State Farm Interim Fund, Inc.; and State Farm Municipal Bond Fund, Inc. The following table contains information concerning each director and officer of State Farm Investment Management Corp. (unless otherwise indicated, the principal business address for each person shown is One State Farm Plaza, Bloomington, IL 61710-0001):

Name and Principal        Positions and Offices        Positions and Offices
Business Address          with Underwriter             with Registrant
----------------          ----------------             ---------------
Edward B. Rust, Jr.       Director and President       Trustee and President

Roger S. Joslin           Director, Vice President     Trustee, Vice President
                          and Treasurer                and Treasurer

John J. Killian           Director                     None

Kurt G. Moser             Director and Senior          Vice President
                          Vice President

Vincent J. Trosino        Director                     None

Paul N. Eckley            Senior Vice President        Vice President

David R. Grimes           Assistant Vice President     Assistant Vice President
                          and Secretary                and Secretary

Michael L. Tipsord        Assistant Secretary          Assistant Secretary

Jerel S. Chevalier        Assistant Secretary-         Assistant Secretary-
                          Treasurer                    Treasurer

Patricia L. Dysart        Assistant Secretary          Assistant Secretary


    Name of     Net Underwriting    Compensation on
   Principal     Discounts and       Redemption and    Brokerage        Other
  Underwriter     Commissions          Repurchase     Commissions   Compensation
  -----------     -----------          ----------     -----------   ------------
State Farm           N/A                  N/A             N/A          N/A
Investment
Management
Corp.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     (a) Registrant

     (b) State Farm Investment Management Corp.
         One State Farm Plaza
         Bloomington, Illinois 61710-0001

     (c) Barclays Global Investors
         45 Fremont Street
         San Francisco, California 94105

     (d) Investors Bank and Trust Company
         200 Clarendon Street
         Boston, Massachusetts 02116

ITEM 31.  MANAGEMENT SERVICES

     All management-related service contracts under which services are provided to the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

     (a)  Inapplicable

     (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

     (c) The Registrant hereby undertakes to furnish, upon request and without charge, to each person to whom a prospectus for any Fund (other than the Money Market Fund) is delivered a copy of the Registrant's latest annual report to shareholders.

     (d) The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, State Farm Variable Product Trust, has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bloomington and state of Illinois, on the 12th day of September, 1997.


                              STATE FARM VARIABLE PRODUCT TRUST


     By: /s/ Edward B. Rust, Jr.
         -----------------------

         Edward B. Rust, Jr.

         President


     Pursuant to the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


         Signature                      Title                       Date
         ---------                      -----                       ----
/s/ Edward B. Rust, Jr.      Trustee, President and Chief      September 12, 1997
-------------------------    Executive Officer
Edward B. Rust, Jr.          (principal executive officer)


/s/ Roger S. Joslin          Trustee, Vice President, and      September 12, 1997
-------------------------    and Treasurer (principal
Roger S. Joslin              financial and accounting
                             officer)

/s/ Davis U. Merwin          Trustee                           September 12, 1997
-------------------------
Davis U. Merwin

/s/ James A. Shirk           Trustee                           September 12, 1997
-------------------------
James A. Shirk

/s/ Albert H. Hoopes         Trustee                           September 12, 1997
-------------------------
Albert H. Hoopes

                                 EXHIBIT INDEX
                                 -------------

Exhibit Number      Description
--------------      -----------
     (5)(a)         Investment Advisory and Management Services Contract between
                    Registrant and State Farm Investment Management Corp.
     (5)(b)         Investment Sub-Advisory Agreement among Registrant, State
                    Farm Investment Management Corp., and Barclays Global Fund
                    Advisors
     (5)(c)         Service Agreement among Registrant, State Farm Investment
                    Management Corp., and State Farm Mutual Automobile
                    Insurance Company
     (6)            Underwriting Agreement between Registrant and State Farm
                    Investment Management Corp.
     (8)(b)         Form of Custodial Agreement between Registrant and Barclays
                    Global Investors
     (8)(c)         Form of Custodial Agreement between Registrant and Investors
                    Bank and Trust Company
     (9)            Form of Participation Agreement between Registrant and State
                    Farm Life Insurance Company Separate Accounts
     (10)           Opinion and Consent of Sutherland, Asbill & Brennan LLP